Annual Fund Operating Expenses - Science and Technology Fund	Dec. 01, 2020
Fund Shares
Operating Expenses:
Management Fee	0.75%	[1]
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.29%
Total Annual Fund Operating Expenses	1.04%	[2]
Class A
Operating Expenses:
Management Fee	0.75%	[1]
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.33%
Total Annual Fund Operating Expenses	1.33%	[2]

[1]	The management fee (which is equal to an annualized rate of 0.75% of the Fund’s average daily net assets) may fluctuate (increase or decrease by up to +/- 0.06% of the average nets assets of the Fund) based on the Fund’s performance relative to the Lipper Science & Technology Funds Index measured over a rolling 36-month period. See Fund Managementsection for a description of the performance adjustment fee.
[2]	Victory Capital Management Inc. (the “Adviser”) has contractually agreed to waive its management fee and/or reimburse expenses so that the total annual operating expenses (excluding acquired fund fees and expenses, interest, taxes, brokerage commissions, capitalized expenses, and other extraordinary expenses) do not exceed an annual rate of 1.06% of the Fund Shares and 1.34% of the Class A shares (formerly, Adviser Shares), through at least November 30, 2021. The Adviser is permitted to recoup advisory fees waived and expenses reimbursed for up to three years after the fiscal year in which the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount. The amount of any waivers or reimbursements and the amount of any recoupment is calculated without regard to the impact of any performance adjustment to the Fund’s advisory fee. Thus, the Total Annual Fund Operating Expenses after Reimbursement shown above may differ from the stated expense limitation amount. This agreement may only be terminated by the Fund’s Board of Trustees.